Pledged Assets and Collateral - Additional Information (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2019	Mar. 31, 2018
Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together [Line Items]
Reserve funds maintained with the BOJ	¥ 43,552	¥ 45,325
Reserve funds requires to be maintained by MHFG Group	1,583	1,589
Fair value collateral received that can be sold or repledged	16,114	13,419
Fair value collateral received that can be sold or repledged, value of collateral sold or repledged	¥ 12,264	¥ 12,655